Segmented Information (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Results by Business Segment

The following table summarizes the segment results for the years ended October 31, 2020, October 31, 2019, and October 31, 2018.

Results by Business Segment[1]
(millions of Canadian dollars)	For the years ended October 31
					2020
	Canadian Retail	U.S. Retail	Wholesale Banking[2]	Corporate[2]	Total
Net interest income (loss)	$12,061	$8,834	$1,990	$2,726	$25,611

Non-interest income (loss)	12,272	2,438	2,968	357	18,035

Total revenue	24,333	11,272	4,958	3,083	43,646
Provision for (recovery of) credit losses	2,746	2,925	508	1,063	7,242
Insurance claims and related expenses	2,886	–	–	–	2,886

Non-interest expenses	10,441	6,579	2,518	2,066	21,604

Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade	8,260	1,768	1,932	(46)	11,914
Provision for (recovery of) income taxes	2,234	(167)	514	(1,429)	1,152

Equity in net income of an investment in TD Ameritrade[3]	–	1,091	–	42	1,133

Net income (loss)	$6,026	$3,026	$1,418	$1,425	$11,895

Total assets as at October 31, 2020	$472,370	$566,629	$512,886	$163,980	$1,715,865

					2019
Net interest income (loss)	$12,349	$8,951	$911	$1,720	$23,931

Non-interest income (loss)	11,877	2,840	2,320	97	17,134

Total revenue	24,226	11,791	3,231	1,817	41,065
Provision for (recovery of) credit losses	1,306	1,082	44	597	3,029
Insurance claims and related expenses	2,787	–	–	–	2,787

Non-interest expenses	10,735	6,411	2,393	2,481	22,020

Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade	9,398	4,298	794	(1,261)	13,229
Provision for (recovery of) income taxes	2,535	471	186	(457)	2,735

Equity in net income of an investment in TD Ameritrade	–	1,154	–	38	1,192

Net income (loss)	$6,863	$4,981	$608	$(766)	$11,686

Total assets as at October 31, 2019	$452,163	$436,086	$458,420	$68,621	$1,415,290

					2018
Net interest income (loss)	$11,576	$8,176	$1,150	$1,337	$22,239

Non-interest income (loss)	11,137	2,768	2,367	381	16,653

Total revenue	22,713	10,944	3,517	1,718	38,892
Provision for (recovery of) credit losses	998	917	3	562	2,480
Insurance claims and related expenses	2,444	–	–	–	2,444

Non-interest expenses	9,473	6,100	2,125	2,497	20,195

Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade	9,798	3,927	1,389	(1,341)	13,773
Provision for (recovery of) income taxes	2,615	432	335	(200)	3,182

Equity in net income of an investment in TD Ameritrade	–	693	–	50	743

Net income (loss)	$7,183	$4,188	$1,054	$(1,091)	$11,334

Total assets as at October 31, 2018	$433,960	$417,292	$425,909	$57,742	$1,334,903

[1]

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[2]	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[3]

The Bank’s share of TD Ameritrade’s earnings is reported with a one-month lag. The same convention is being followed for Schwab, and the Bank will begin recording its share of Schwab’s earnings on this basis in the first quarter of fiscal 2021. Refer to Note 12 for further details.

Summary of Results by Geographic Location

(millions of Canadian dollars)	For the years ended October 31			As at October 31
			2020	2020
	Total revenue	Income before income taxes	Net income	Total assets
Canada	$24,198	$6,420	$5,070	$916,798
United States	15,076	1,941	2,015	679,369

Other international	4,372	3,553	4,810	119,698
Total	$43,646	$11,914	$11,895	$1,715,865

			2019	2019
Canada	$23,599	$7,237	$5,208	$769,314
United States	15,557	4,827	4,180	524,397

Other international	1,909	1,165	2,298	121,579
Total	$41,065	$13,229	$11,686	$1,415,290

			2018	2018
Canada	$23,332	$8,886	$6,523	$713,677
United States	13,751	3,768	2,993	514,263

Other international	1,809	1,119	1,818	106,963
Total	$38,892	$13,773	$11,334	$1,334,903